Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.36%
ASSET-BACKED SECURITIES — 10.20%**
CarMax Auto Owner Trust, Series 2016-2, Class B
2.16%	12/15/21		$30,000	$30,004
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.44%	08/27/46	[1,2]	70,854	67,590
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	39,949	42,550
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.43%	03/25/83	[1]	79,254	77,286
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.05%	03/15/55	[1]	60,000	56,734
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	01/25/83	[1]	20,000	19,189
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	04/26/83	[1]	20,000	19,058
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/25/73	[1]	35,000	34,454
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.04%	07/25/23	[1]	37,323	37,100
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[1]	20,000	19,386
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[1]	20,000	19,405
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[1]	24,855	24,955
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/75	[1]	30,000	30,188

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[1]	$19,144	$19,208
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/83	[1]	15,000	15,130
Structured Receivables Finance LLC, Series 2010-B, Class A
3.73%	08/15/36	[2]	78,539	79,085
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.11%	04/25/40	[1,2]	46,490	44,619

Total Asset-Backed Securities (Cost $622,768)				635,941

CORPORATES — 49.18%*
Banking — 6.73%
Bank of America Corp. (MTN)
3.50%	05/17/22	[3]	40,000	40,828
3.97%	03/05/29	[3]	60,000	65,322
3.97%	02/07/30	[3]	15,000	16,481
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[3]	30,000	30,448
3.25%	09/11/24		5,000	5,248
JPMorgan Chase & Co.
3.21%	04/01/23	[3]	50,000	51,214
3.56%	04/23/24	[3]	70,000	72,982
4.01%	04/23/29	[3]	20,000	22,002
4.20%	07/23/29	[3]	15,000	16,757
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,4]	30,000	30,463
Santander UK Group Holdings PLC (United Kingdom)
3.37%	01/05/24	[3,4]	15,000	15,353
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[4]	15,000	15,094
State Street Corp.
3.78%	12/03/24	[3]	15,000	15,883
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[3]	20,000	21,277

				419,352

Communications — 4.35%
AT&T, Inc.
3.88%	01/15/26		10,000	10,731
4.30%	02/15/30		45,000	49,928

December 2019 / 1

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.75%	02/15/28		$27,000	$28,031
Comcast Corp.
2.35%	01/15/27		30,000	30,014
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[4]	5,000	6,968
Level 3 Financing, Inc.
3.40%	03/01/27	[2]	15,000	15,133
SES SA (Luxembourg)
3.60%	04/04/23	[2,4]	15,000	15,350
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[2]	30,000	32,785
Verizon Communications, Inc.
4.33%	09/21/28		40,000	45,463
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[4]	15,000	16,645
Walt Disney Co. (The)
6.20%	12/15/34		4,000	5,625
7.75%	01/20/24		12,000	14,532

				271,205

Consumer Discretionary — 2.46%
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		52,000	57,274
4.75%	01/23/29		15,000	17,401
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,4]	15,000	16,365
BAT Capital Corp.
2.76%	08/15/22		30,000	30,452
Constellation Brands, Inc.
4.25%	05/01/23		15,000	15,948
Pernod Ricard SA (France)
4.45%	01/15/22	[2,4]	15,000	15,697

				153,137

Electric — 2.38%
Appalachian Power Co.
4.45%	06/01/45		5,000	5,738
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	23,000	24,454
6.40%	09/15/20	[2]	7,000	7,185
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,505
Metropolitan Edison Co.
4.00%	04/15/25	[2]	25,000	26,337
PNM Resources, Inc.
3.25%	03/09/21		10,000	10,119

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
3.85%	08/01/25		$10,000	$10,396
Southwestern Electric Power Co., Series M
4.10%	09/15/28		20,000	21,907
Tucson Electric Power Co.
5.15%	11/15/21		30,000	31,464

				148,105

Energy — 4.46%
Enbridge Energy Partners LP
5.50%	09/15/40		5,000	6,020
Energy Transfer Operating LP
4.05%	03/15/25		10,000	10,538
4.95%	06/15/28		5,000	5,484
EQM Midstream Partners LP
5.50%	07/15/28		8,000	7,875
EQT Corp.
3.90%	10/01/27		15,000	13,968
Hess Corp.
4.30%	04/01/27		12,000	12,808
Kinder Morgan, Inc.
5.63%	11/15/23	[2]	25,000	27,655
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[4]	15,000	14,968
6.50%	01/23/29	[4]	25,000	26,320
6.84%	01/23/30	[2,4]	5,000	5,356
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		15,000	16,040
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	10,000	9,982
Ruby Pipeline LLC
6.50%	04/01/22	[2]	18,371	19,014
Sabine Pass Liquefaction LLC
4.20%	03/15/28		12,000	12,686
Sunoco Logistics Partners Operations LP
3.90%	07/15/26		10,000	10,398
4.00%	10/01/27		10,000	10,355
TC PipeLines LP
3.90%	05/25/27		30,000	31,395
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	10,000	10,118
Williams Cos., Inc. (The)
4.55%	06/24/24		25,000	26,979

				277,959

Finance — 8.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[4]	11,000	11,377

2 / December 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
3.95%	02/01/22	[4]	$20,000	$20,671
Air Lease Corp.
3.00%	09/15/23		15,000	15,328
3.63%	12/01/27		11,000	11,400
Citigroup, Inc.
3.20%	10/21/26		20,000	20,769
3.67%	07/24/28	[3]	20,000	21,311
Ford Motor Credit Co. LLC
3.81%	10/12/21		5,000	5,094
4.25%	09/20/22		25,000	25,850
5.88%	08/02/21		5,000	5,236
(LIBOR USD 3-Month plus 1.08%)
2.98%	08/03/22	[1]	35,000	34,526
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[4]	35,000	34,977
4.42%	11/15/35	[4]	16,000	17,144
General Motors Financial Co., Inc.
4.20%	11/06/21		10,000	10,361
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[3]	75,000	76,036
4.22%	05/01/29	[3]	20,000	22,029
Morgan Stanley (GMTN)
3.70%	10/23/24		70,000	74,397
3.77%	01/24/29	[3]	20,000	21,546
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,4]	10,000	10,291
3.77%	03/08/24	[2,3,4]	15,000	15,538
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[2,4]	10,000	10,527
5.50%	02/15/24	[2,4]	5,000	5,496
Pipeline Funding Co. LLC
7.50%	01/15/30	[2]	18,618	23,777
Raymond James Financial, Inc.
3.63%	09/15/26		30,000	31,739

				525,420

Food — 1.43%
Conagra Brands, Inc.
4.60%	11/01/25		16,000	17,690
General Mills, Inc.
3.70%	10/17/23		15,000	15,816
Kraft Heinz Foods Co.
3.75%	04/01/30	[2]	43,000	44,347
Smithfield Foods, Inc.
5.20%	04/01/29	[2]	10,000	11,099

				88,952

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 6.26%
AbbVie, Inc.
3.20%	11/21/29	[2]	$10,000	$10,186
3.60%	05/14/25		25,000	26,432
4.25%	11/14/28		10,000	11,159
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[4]	5,000	5,265
Allergan Sales LLC
5.00%	12/15/21	[2]	25,000	26,155
Anthem, Inc.
3.65%	12/01/27		25,000	26,497
AstraZeneca PLC (United Kingdom)
3.50%	08/17/23	[4]	12,000	12,570
Barnabas Health, Inc.
4.00%	07/01/28		15,000	15,964
Baxalta, Inc.
3.60%	06/23/22		25,000	25,673
Bayer U.S. Finance II LLC
4.38%	12/15/28	[2]	25,000	27,313
4.40%	07/15/44	[2]	5,000	5,070
Becton Dickinson and Co.
2.89%	06/06/22		15,000	15,234
Bristol-Myers Squibb Co.
3.90%	02/20/28	[2]	25,000	27,588
Cigna Corp.
4.38%	10/15/28		30,000	33,296
Elanco Animal Health, Inc.
4.90%	08/28/28		15,000	16,336
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[2]	15,000	15,311
HCA, Inc.
4.13%	06/15/29		15,000	15,944
5.00%	03/15/24		15,000	16,413
Humana, Inc.
2.90%	12/15/22		15,000	15,315
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		20,000	20,212
Quest Diagnostics, Inc.
4.20%	06/30/29		10,000	11,057
UnitedHealth Group, Inc.
3.85%	06/15/28		10,000	11,044

				390,034

Industrials — 2.72%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	5,000	5,152
4.50%	05/15/28	[2]	15,000	16,057
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	25,000	26,363

December 2019 / 3

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co. (MTN)
5.55%	01/05/26		$10,000	$11,406
5.88%	01/14/38		30,000	36,297
Ingersoll-Rand Co.
9.00%	08/15/21		10,000	10,925
L3Harris Technologies, Inc.
3.85%	06/15/23	[2]	15,000	15,795
Northrop Grumman Corp.
2.93%	01/15/25		15,000	15,478
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,4]	15,000	15,641
WRKCo, Inc.
4.65%	03/15/26		15,000	16,523

				169,637

Information Technology — 0.24%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22		15,000	15,226

Insurance — 1.74%
Aon Corp.
3.75%	05/02/29		10,000	10,710
Farmers Insurance Exchange
4.75%	11/01/57	[2,3]	25,000	26,091
Metropolitan Life Global Funding I
3.88%	04/11/22	[2]	15,000	15,626
Nationwide Mutual Insurance Co.
4.18%	12/15/24	[2,3]	20,000	19,925
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	25,000	26,156
Willis North America, Inc.
2.95%	09/15/29		10,000	9,932

				108,440

Materials — 0.26%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		15,000	16,418

Real Estate Investment Trust (REIT) — 4.84%
Alexandria Real Estate Equities, Inc.
3.80%	04/15/26		5,000	5,346
4.50%	07/30/29		8,000	9,030
American Campus Communities Operating Partnership LP
3.35%	10/01/20		15,000	15,125
3.63%	11/15/27		5,000	5,268
American Tower Corp.
3.55%	07/15/27		15,000	15,740

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Boston Properties LP
2.75%	10/01/26		$10,000	$10,151
3.40%	06/21/29		10,000	10,462
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		15,000	15,752
CubeSmart LP
4.38%	02/15/29		15,000	16,487
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		15,000	15,089
Digital Realty Trust LP
3.63%	10/01/22		15,000	15,514
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		15,000	15,320
5.30%	01/15/29		15,000	16,764
Healthcare Realty Trust, Inc.
3.75%	04/15/23		15,000	15,497
Healthpeak Properties, Inc.
3.88%	08/15/24		10,000	10,616
4.25%	11/15/23		10,000	10,678
Highwoods Realty LP
3.20%	06/15/21		5,000	5,068
Hudson Pacific Properties LP
3.95%	11/01/27		10,000	10,483
Kilroy Realty LP
3.05%	02/15/30		5,000	4,938
4.38%	10/01/25		15,000	16,341
National Retail Properties, Inc.
3.80%	10/15/22		15,000	15,588
SL Green Operating Partnership LP
3.25%	10/15/22		15,000	15,387
Ventas Realty LP
4.13%	01/15/26		10,000	10,721
WEA Finance LLC
3.15%	04/05/22	[2]	20,000	20,452

				301,817

Retail — 0.43%
Family Dollar Stores, Inc.
5.00%	02/01/21		15,000	15,461
Home Depot, Inc. (The)
3.90%	12/06/28		10,000	11,162

				26,623

Services — 1.19%
Global Payments, Inc.
3.20%	08/15/29		15,000	15,319
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[4]	5,000	5,580

4 / December 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
5.00%	11/01/22	[2,4]	$15,000	$16,009
RELX Capital, Inc.
4.00%	03/18/29		20,000	21,742
Republic Services, Inc.
2.90%	07/01/26		15,000	15,380

				74,030

Transportation — 1.26%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		4,000	4,643
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		25,888	27,256
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		4,512	4,902
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		22,168	25,021
Union Pacific Corp.
3.95%	09/10/28		15,000	16,594

				78,416

Total Corporates (Cost $2,875,850)				3,064,771

MORTGAGE-BACKED — 37.45%**
Non-Agency Commercial Mortgage-Backed — 4.12%
DBUBS Mortgage Trust, Series 2011-LC2A, Class XA (IO)
1.03%	07/10/44	[2,3]	794,617	7,760
GS Mortgage Securities Trust, Series 2011-GC5, Class XA (IO)
1.33%	08/10/44	[2,3]	1,615,871	25,827
GS Mortgage Securities Trust, Series 2014-GC20, Class XA (IO)
1.06%	04/10/47	[3]	1,750,700	53,988
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.23%	07/10/39	[2]	5,000	5,219
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class XB (IO)
0.70%	11/15/43	[2,3]	1,397,175	5,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class XA (IO)
1.51%	12/15/47	[3]	908,744	31,646
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.26%	04/15/46	[3]	468,552	16,384

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.40%	06/05/39	[2]	$5,000	$5,242
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%	09/15/54	[2]	10,000	9,758
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)
0.20%	08/10/49	[2,3,5,6]	3,700,000	22,421
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class XA (IO)
1.32%	03/15/44	[2,3]	2,739,084	40,249
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA (IO)
1.35%	06/15/45	[2,3]	1,328,125	32,127

				256,496

Non-Agency Mortgage-Backed — 12.05%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A22
(LIBOR USD 1-Month plus 0.28%)
2.07%	09/25/35	[1]	1,602	1,606
Banc of America Funding Trust, Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	09/26/36	[1,2]	38,819	37,742
Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1
(LIBOR USD 1-Month plus 0.70%)
2.49%	01/25/35	[1]	13,902	13,931
Bear Stearns ALT-A Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.43%	04/25/34	[1]	38,521	38,104
Bear Stearns ARM Trust, Series 2004-1, Class 12A5
4.56%	04/25/34	[3]	13,052	13,389
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.17%	06/25/36	[1]	127	127
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2
7.58%	06/15/30	[3]	19,426	6,079
Centex Home Equity Loan Trust, Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.61%)
2.40%	10/25/35	[1]	30,000	30,041
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)

December 2019 / 5

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.14%	10/25/37	[1,2]	$11,993	$12,124
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.42%	02/25/35	[1]	19,167	18,950
Conseco Finance Corp., Series 1998-4, Class A5
6.18%	04/01/30		29,139	29,959
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.69%	10/25/47	[1]	30,932	30,317
Fremont Home Loan Trust, Series 2005-A, Class M3
(LIBOR USD 1-Month plus 0.74%)
2.53%	01/25/35	[1]	48,090	47,938
Fremont Home Loan Trust, Series 2005-B, Class M4
(LIBOR USD 1-Month plus 0.71%)
2.50%	04/25/35	[1]	17,139	17,195
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.27%	09/25/35	[3]	21,234	21,859
HSI Asset Securitization Corp. Trust, Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.95%	05/25/37	[1]	31,412	30,592
IndyMac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.03%	06/25/37	[1]	15,618	15,080
JPMorgan Mortgage Trust, Series 2005-A3, Class 2A1
4.43%	06/25/35	[3]	14,783	14,897
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/36	[1]	8,642	8,461
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A1
3.93%	07/25/34	[3]	20,488	20,844
MortgageIT Trust, Series 2004-2, Class A1
(LIBOR USD 1-Month plus 0.74%)
2.53%	12/25/34	[1]	48,929	48,838
Residential Asset Securities Corp., Series 2005-AHL1, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.47%	09/25/35	[1]	48,808	48,897

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
1.89%	05/25/47	[1]	$90,621	$73,647
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
2.46%	03/19/34	[1]	2,892	2,797
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A5
(LIBOR USD 1-Month plus 0.31%)
2.10%	07/25/36	[1,2]	92,541	91,752
WaMu Mortgage Pass-Through Certificates, Series 2004-AR12, Class A2A
(LIBOR USD 1-Month plus 0.78%)
2.57%	10/25/44	[1]	43,167	41,826
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2
(LIBOR USD 1-Month plus 0.15%)
1.94%	01/25/37	[1]	18,284	18,251
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
2.09%	04/25/34	[1]	15,760	15,407

				750,650

U.S. Agency Commercial
Mortgage-Backed — 5.96%
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.72%	07/25/39	[3]	1,551,206	48,920
Fannie Mae-Aces, Series 2016-M4, Class X2 (IO)
2.65%	01/25/39	[3]	511,439	37,867
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K011, Class X3 (IO)
2.57%	12/25/43	[3]	1,067,620	18,577
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class X3 (IO)
2.81%	01/25/43	[3]	860,000	24,488
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3 (IO)
2.81%	08/25/39	[3]	350,000	14,860
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class X3 (IO)
1.63%	11/25/42	[3]	900,000	22,187

6 / December 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[3]	$200,000	$9,434
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1 (IO)
0.69%	12/25/22	[3]	4,682,016	43,677
Ginnie Mae, Series 2011-78, Class IX (IO)
0.10%	08/16/46	[3]	4,769,407	52,642
Ginnie Mae, Series 2013-1, Class IO (IO)
0.61%	02/16/54	[3]	1,646,411	49,746
Ginnie Mae, Series 2013-125, Class IO (IO)
0.67%	10/16/54	[3]	1,551,416	49,136

				371,534

U.S. Agency Mortgage-Backed — 15.32%
Fannie Mae REMICS, Series 2012-128, Class UA
2.50%	06/25/42		95,058	96,151
Fannie Mae REMICS, Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
2.89%	10/25/42	[1]	76,169	76,971
Freddie Mac REMICS, Series 4064, Class TB
3.50%	06/15/42		103,000	106,161
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.78%	09/15/44	[1]	60,523	60,982
Freddie Mac Strips, Series 240, Class IO (IO)
5.50%	07/15/36		304,688	65,204
Ginnie Mae II Pool MA5597
5.00%	11/20/48		57,443	60,823
Ginnie Mae, Series 2003-11, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.81%	02/16/33	[1]	557,074	42,575
Ginnie Mae, Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.84%	10/20/33	[1]	353,801	60,178
Ginnie Mae, Series 2012-101, Class DF
(LIBOR USD 1-Month plus 0.25%)
2.01%	12/20/40	[1]	184,156	182,629
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		65,912	67,671
Ginnie Mae, Series 2018-154, Class BP
3.50%	11/20/48		37,871	38,501

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2019-15, Class GT
3.50%	02/20/49	$94,486	$97,080

			954,926

Total Mortgage-Backed (Cost $2,611,474)			2,333,606

MUNICIPAL BONDS — 0.09%*
New York — 0.09%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Bonds, Public Improvements
3.73%	08/01/29	5,000	5,410

Total Municipal Bonds (Cost $4,986)
U.S. TREASURY SECURITIES — 0.44%
U.S. Treasury Notes — 0.44%
U.S. Treasury Notes (WI)
1.75%	11/15/29	28,000	27,602

Total U.S. Treasury Securities (Cost $27,538)
Total Bonds – 97.36% (Cost $6,142,616)			6,067,330

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 2.99%
Commercial paper — 0.31%
Ford Motor Credit Co. LLC
3.20%[7]	10/08/20	20,000	19,569

Money Market Funds — 2.25%
Dreyfus Government Cash Management Fund
1.52%[8]		36,000	36,000
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[8]		21,057	21,057
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[8]		83,000	83,000

			140,057

U.S. Treasury Bills — 0.43%
U.S. Treasury Bills
1.54%[7,9]	03/19/20	27,000	26,915

Total Short-Term Investments (Cost $186,486)			186,541

December 2019 / 7

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Value
Total Investments – 100.35% (Cost $6,329,102)	$6,253,871

Liabilities in Excess of Other Assets – (0.35)%	(21,865)

Net Assets – 100.00%	$6,232,006

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is 22,421, which is 0.36% of total net assets.
[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of December 31, 2019.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $26,914.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	18	03/31/20	$2,134,969	$(3,986)	$(3,986)
U.S. Treasury Two Year Note	3	03/31/20	646,500	(443)	(443)

			2,781,469	(4,429)	(4,429)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond	1	03/20/20	(181,656)	6,873	6,873
U.S. Treasury Ten Year Ultra Bond	1	03/20/20	(140,703)	2,154	2,154

			(322,359)	9,027	9,027

TOTAL FUTURES CONTRACTS			$2,459,110	$4,598	$4,598

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$305	$3,699	$—	$3,699
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	170	2,142	—	2,142
Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	125	(3,690)	—	(3,690)
Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	70	(2,166)	—	(2,166)

TOTAL SWAPS CONTRACTS							$670	$(15)	$—	$(15)

[1]	Centrally cleared.

8 / December 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

December 2019 / 9

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets
Short-Term Investments:
Commercial paper	$—	$19,569	$—	$19,569
Money Market Funds	140,057	—	—	140,057
U.S. Treasury Bills	26,915	—	—	26,915
Long-Term Investments:
Asset-Backed Securities	—	635,941	—	635,941
Corporates	—	3,064,771	—	3,064,771
Mortgage-Backed	—	2,311,185	22,421	2,333,606
Municipal Bonds	—	5,410	—	5,410
U.S. Treasury Securities	27,602	—	—	27,602

Other Financial Instruments *

Assets:
Interest rate contracts	9,027	5,841	—	14,868
Liabilities:
Interest rate contracts	(4,429)	(5,856)	—	(10,285)

Total	$199,172	$6,036,861	$22,421	$6,258,454

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

10 / December 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

INVESTMENT GRADE CREDIT FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$109,178
Accrued discounts/premiums	87
Realized gain	1,161
Change in unrealized (depreciation)*	(9,076)
Purchases	—
Sales	(5,282)
Transfers into Level 3**	—
Transfers out of Level 3**	(73,647)

Balance as of December 31, 2019	$22,421

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(6,811) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $73,647 transferred from level 3 to level 2 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

INVESTMENT GRADE CREDIT FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-
Commercial Mortgage-Backed	$22,421	Third-party Vendor	Vendor Prices	$0.61	$0.61

*The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

December 2019 / 11